Shareholder Report, Line Graph (Details) 198656_Scharf Multi-Asset Opportunity Fund_Retail Class_TSR Annual {Retail Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jan. 21, 2016	Sep. 30, 2025
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name											Retail Class
Accumulated Value	$ 20,258	$ 17,024	$ 14,998	$ 16,802	$ 14,462	$ 13,308	$ 12,477	$ 11,770	$ 11,033	$ 10,000	$ 22,007
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	36,044	26,435	21,736	25,715	19,780	17,178	16,477	13,974	11,781	10,000	$ 42,387
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,623	$ 10,418	$ 10,351	$ 12,120	$ 12,230	$ 11,431	$ 10,364	$ 10,492	$ 10,484	$ 10,000	$ 11,958